Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current liabilities:
Long-term debt payable within one year measured at fair value	$ 303	$ 0
Long-term liabilities:
Long-term debt measured at fair value	$ 0	$ 351